Property and Equipment, Net - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation and amortization	$ (20,453)	$ (9,752)
Property and equipment, net	148,681	60,592
Land and site improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,656	9,355
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	60,804	14,750
Transportation fleet
Property, Plant and Equipment [Line Items]
Property and equipment, gross	39,153	16,520
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	21,009	10,065
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12,239	3,704
Property and equipment excluding construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	144,861	54,394
Property and equipment, net	124,408	44,642
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 24,273	$ 15,950